SCHEDULE OF INCOME TAX (BENEFIT) PROVISION (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Current				$ 80,000	$ 132,000
Deferred				209,000	257,000
Change in valuation allowance				209,000	257,000
Provision for income taxes				$ (80,000)	(132,000)
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
Current					2,096	$ 4,576
Deferred					(546,543)	(618,045)
Change in valuation allowance					546,543	618,045
Provision for income taxes		$ 50	$ 302		$ 2,096	$ 4,576